Intangible Assets - Total Estimated Future Amortization Expense (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets
2016		$ 553
2016 (remaining six months)	$ 288
2017	549	527
2018	176	153
2019	112	89
2020	43	21
Thereafter	1,173	949
Net	$ 2,341	$ 2,292	$ 510